DEFERRED TAX ASSETS AND LIABILITIES - MOVEMENTS IN DEFERRED TAX ASSETS AND LIABILITIES (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	¥ 16,930	¥ 10,807	¥ 15,746
Recognized in consolidated statement of income	(6,258)	7,873	(3,385)
Recognized in other comprehensive income	(5,504)	(2,265)	(1,237)
Others	430	519	(67)
Transferred from reserve	5,881	(4)	(250)
Balance at end of year	11,479	16,930	10,807
Receivables and inventories
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	2,411	2,546	2,563
Recognized in consolidated statement of income	1,378	(122)	(17)
Recognized in other comprehensive income	(26)	(12)
Others		(1)
Balance at end of year	3,763	2,411	2,546
Payables
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	1,286	1,142	1,808
Recognized in consolidated statement of income	1,572	144	(667)
Others			1
Balance at end of year	2,858	1,286	1,142
Cash flow hedges
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	(2,630)	(268)	1,104
Recognized in consolidated statement of income	(203)	(42)	73
Recognized in other comprehensive income	(5,499)	(2,316)	(1,195)
Transferred from reserve	5,881	(4)	(250)
Balance at end of year	(2,451)	(2,630)	(268)
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	2,378	4,146	6,761
Recognized in consolidated statement of income	(1,004)	(2,244)	(2,575)
Recognized in other comprehensive income	41	127	(39)
Others	325	349	(1)
Balance at end of year	1,740	2,378	4,146
Tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	13,322	3,594	3,709
Recognized in consolidated statement of income	(8,554)	9,960	(151)
Recognized in other comprehensive income	(19)	(84)	38
Others		(148)	(2)
Balance at end of year	4,749	13,322	3,594
Financial assets at fair value through other comprehensive income
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	116	124	116
Recognized in consolidated statement of income		(4)
Recognized in other comprehensive income	2	(4)	8
Balance at end of year	118	116	124
Intangible assets.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	352	87	(61)
Recognized in consolidated statement of income	63	19	148
Others	101	246
Balance at end of year	516	352	87
Others
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	(305)	(564)	(254)
Recognized in consolidated statement of income	490	162	(196)
Recognized in other comprehensive income	(3)	24	(49)
Others	4	73	(65)
Balance at end of year	¥ 186	¥ (305)	¥ (564)